Property and equipment - Summary of Property and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 291,000,000
Impairment charge	0	€ (6,000,000)
Ending balance	313,000,000	291,000,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	349,000,000	277,000,000
Additions	79,000,000	126,000,000
Acquired in business combinations		6,000,000
Disposals	(2,000,000)	(67,000,000)
Exchange differences	(24,000,000)	7,000,000
Ending balance	402,000,000	349,000,000
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(58,000,000)	(80,000,000)
Depreciation charge	(37,000,000)	(29,000,000)
Impairment charge		(6,000,000)
Disposals	1,000,000	58,000,000
Exchange differences	5,000,000	(1,000,000)
Ending balance	(89,000,000)	(58,000,000)
Property and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,000,000
Ending balance	20,000,000	25,000,000
Property and Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,000,000	61,000,000
Additions	6,000,000	20,000,000
Acquired in business combinations		1,000,000
Disposals	(1,000,000)	(29,000,000)
Exchange differences	(3,000,000)	1,000,000
Ending balance	56,000,000	54,000,000
Property and Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,000,000)	(50,000,000)
Depreciation charge	(9,000,000)	(8,000,000)
Impairment charge		0
Disposals	0	30,000,000
Exchange differences	2,000,000	(1,000,000)
Ending balance	(36,000,000)	(29,000,000)
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	266,000,000
Ending balance	293,000,000	266,000,000
Leasehold Improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	295,000,000	216,000,000
Additions	73,000,000	106,000,000
Acquired in business combinations		5,000,000
Disposals	(1,000,000)	(38,000,000)
Exchange differences	(21,000,000)	6,000,000
Ending balance	346,000,000	295,000,000
Leasehold Improvements | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,000,000)	(30,000,000)
Depreciation charge	(28,000,000)	(21,000,000)
Impairment charge		(6,000,000)
Disposals	1,000,000	28,000,000
Exchange differences	3,000,000	0
Ending balance	€ (53,000,000)	€ (29,000,000)